Retirement Benefit Schemes - Schedule of Movements in Scheme Liabilities (Details) - Liabilities [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	£ 7,630	£ 6,320
Differences on exchange	(234)	597
Current service costs	107	89
Past service cost/(credit)	4	(44)
Settlements	7	(34)
Interest on scheme liabilities	311	244
Contributions by scheme members	3	4
Benefits paid	(554)	(389)
Acquisition of subsidiaries	6,093
Actuarial losses/(gains)– arising from changes in demographic assumptions	(426)	(7)
Actuarial losses/(gains)– arising from changes in financial assumptions	101	912
Experience gains	(17)	(62)
Present value ending balance	13,025	7,630
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	7,510	6,220
Differences on exchange	(199)	574
Current service costs	105	88
Past service cost/(credit)	4	(44)
Settlements	7	(33)
Interest on scheme liabilities	292	238
Contributions by scheme members	3	4
Benefits paid	(523)	(381)
Acquisition of subsidiaries	5,211
Actuarial losses/(gains)– arising from changes in demographic assumptions	(418)	(7)
Actuarial losses/(gains)– arising from changes in financial assumptions	92	911
Experience gains	(7)	(61)
Present value ending balance	12,077	7,510
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	120	100
Differences on exchange	(35)	22
Current service costs	2	1
Settlements		(1)
Interest on scheme liabilities	19	6
Benefits paid	(31)	(8)
Acquisition of subsidiaries	882
Actuarial losses/(gains)– arising from changes in demographic assumptions	(8)
Actuarial losses/(gains)– arising from changes in financial assumptions	9	1
Experience gains	(10)	(1)
Present value ending balance	£ 948	£ 120